Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 relates is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $1,027,500,000.
Narrative - Max Aggregate Offering Price	$ 1,027,500,000
Final Prospectus	true